License Revenue - Related Party - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2021
Related Party Transaction [Line Items]
License revenue—related party		$ 2,826	$ 6,417
Unbilled receivable from related party		184	938
Deferred revenue current		100	100
Deferred revenue noncurrent		736	791
Zenas BioPharma Limited [Member]
Related Party Transaction [Line Items]
Reimbursement of development costs	$ 1,100
License revenue—related party		2,800	6,400
Related party receivable		300	4,700
Unbilled receivable from related party		200	900
Deferred revenue current		100	100
Deferred revenue noncurrent		700	$ 800
Zenas BioPharma Limited [Member] | Milestone [Member]
Related Party Transaction [Line Items]
Development milestones	11,000
Zenas BioPharma Limited [Member] | Royalty [Member]
Related Party Transaction [Line Items]
License revenue—related party		$ 0
Zenas BioPharma Limited [Member] | Upfront Payment [Member]
Related Party Transaction [Line Items]
Upfront payments	$ 1,000			$ 1,000